Note 10 - Income Taxes - Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Net operating loss carryforwards	$ 3,550	$ 3,395
Research credit carryforwards	235	236
Accrued expenses	188
Stock-based compensation	420	148
Other	79	32
Total deferred tax assets	4,472	3,811
Valuation allowance	(4,472)	(3,811)
Net deferred tax asset	$ 0	$ 0